Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Thousands	Shares Capital [Member]	Share Premium [Member]	Contributed Surplus [Member]	Accumulated Other Comp Inc / (Loss) [Member]	Equity Reserves [Member]	Deficit [Member]	Total
Balance at Jan. 31, 2016	$ 242,917	$ 1,151	$ 53,560	$ 199	$ 53,759	$ (113,170)	$ 184,657
Balance share at Jan. 31, 2016	277,557,082
Statement Line Items [Line Items]
Total comprehensive loss for the period				213	213	(9,229)	9,016
Private placement and issuance costs	$ 25,091		3,444		3,444		28,535
Private placement and issuance costs, shares	40,074,418
Refinance of debentures			250		250		250
Payment of land purchase options	$ 200						200
Payment of land purchase options, shares	241,376
Vesting of restricted shares and RSU's	$ 575		(694)		(694)		(119)
Vesting of restricted shares and RSU's, shares	537,481
Share-based compensation	$ 112		2,406		2,406		2,518
Share-based compensation, shares	135,162
Bonus share cost amortization			304		304		304
Balance at Jan. 31, 2017	$ 268,895	1,151	59,270	412	59,682	(122,399)	207,329
Balance share at Jan. 31, 2017	318,545,519
Statement Line Items [Line Items]
Total comprehensive loss for the period				(202)	(202)	(10,098)	10,300
Payment of land purchase options	$ 256		256				256
Payment of land purchase options, shares	396,616
Vesting of restricted shares and RSU's	$ 365		(365)		(365)
Vesting of restricted shares and RSU's, shares	360,963
Share-based compensation			1,111		1,111		1,111
Bonus share cost amortization			279		279		279
Balance at Dec. 31, 2017	$ 269,516	$ 1,151	$ 60,295	$ 210	$ 60,505	$ (132,497)	$ 198,675
Balance share at Dec. 31, 2017	319,303,098